UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-21989

Nicholas-Applegate Equity & Convertible Income Fund

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	January 31, 2011

Date of Reporting Period:	April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2010 (unaudited)

Shares (000)		Value*

COMMON STOCK — 71.9%
	Aerospace & Defense—1.7%
74	L-3 Communications Holdings, Inc.	$6,952,251

	Auto Components—1.8%
226	Johnson Controls, Inc.	7,587,981

	Automobiles—1.5%
497	Ford Motor Co. (a)(b)	6,476,148

	Beverages—5.0%
149	Coca-Cola Co. (a)	7,937,325
127	Molson Coors Brewing Co. —Cl. B	5,647,028
114	PepsiCo, Inc.	7,435,080

		21,019,433

	Biotechnology—1.5%
164	Gilead Sciences, Inc. (b)	6,505,880

	Communications Equipment—6.1%
39	Aviat Networks, Inc. (b)	251,082
284	Cisco Systems, Inc. (a)(b)	7,650,664
156	Harris Corp.	8,005,140
142	Qualcomm, Inc.	5,493,332
61	Research In Motion Ltd. (b)	4,328,352

		25,728,570

	Computers & Peripherals—5.3%
29	Apple, Inc. (a)(b)	7,546,368
379	EMC Corp. (a)(b)	7,197,186
58	International Business Machines Corp. (a)	7,443,300

		22,186,854

	Diversified Financial Services—0.9%
84	JP Morgan Chase & Co.	3,568,204

	Diversified Telecommunication Services—1.4%
202	Verizon Communications, Inc.	5,835,780

	Electric Utilities—1.1%
54	Entergy Corp.	4,406,080

	Electronic Equipment, Instruments & Components—1.6%
149	Amphenol Corp. —Cl. A	6,885,290

	Energy Equipment & Services—3.7%
69	Diamond Offshore Drilling, Inc.	5,449,990
96	National Oilwell Varco, Inc.	4,218,074
81	Schlumberger Ltd.	5,813,588

		15,481,652

	Health Care Equipment & Supplies—3.0%
111	Baxter International, Inc.	5,246,142
20	Intuitive Surgical, Inc. (a)(b)	7,373,452

		12,619,594

	Health Care Providers & Services—3.4%
117	McKesson Corp.	7,582,770
116	Medco Health Solutions, Inc. (b)	6,828,828

		14,411,598

	Hotels, Restaurants & Leisure—1.9%
114	McDonald’s Corp. (a)	8,026,083

	Household Products—1.8%
121	Procter & Gamble Co. (a)	7,546,224

	Independent Power Producers & Energy Traders—1.7%
92	Constellation Energy Group, Inc.	3,252,200
154	NRG Energy, Inc. (b)	3,722,156

		6,974,356

	Industrial Conglomerates—2.8%
290	General Electric Co.	5,472,399
277	Textron, Inc. (a)	6,331,248

		11,803,647

	Insurance—1.9%
53	MetLife, Inc.	2,424,127
87	Prudential Financial, Inc.	5,529,720

		7,953,847

	Internet Software & Services—1.8%
14	Google, Inc. —Cl. A (b)	7,356,160

	Machinery—4.7%
176	AGCO Corp. (a)(b)	6,153,014
101	Deere & Co.	6,035,838
133	Joy Global, Inc. (a)	7,578,454

		19,767,306

	Metals & Mining—1.9%
105	Freeport-McMoRan Copper & Gold, Inc.	7,945,756

	Multiline Retail—1.9%
139	Target Corp.	7,882,182

	Oil, Gas & Consumable Fuels—3.2%
90	Occidental Petroleum Corp.	7,961,668
121	Peabody Energy Corp. (a)	5,657,792

		13,619,460

	Pharmaceuticals—2.6%
137	Abbott Laboratories	7,008,920
63	Johnson & Johnson	4,069,418

		11,078,338

	Real Estate Investment Trust—0.4%
20	Simon Property Group, Inc.	1,810,578

	Semiconductors & Semiconductor Equipment—3.6%
342	Intel Corp. (a)	7,812,426
289	Texas Instruments, Inc.	7,511,688

		15,324,114

	Software—3.7%
248	Microsoft Corp. (a)	7,564,758
305	Oracle Corp. (a)	7,883,784

		15,448,542

	Total Common Stock (cost-$382,480,705)	302,201,908

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2010 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK — 15.7%
	Airlines—0.1%
10	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	$298,288

	Banks—0.4%
26	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (h)	A1/A+	1,529,840

	Capital Markets—0.3%
	Lehman Brothers Holdings, Inc. (c)(g)(h),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	673,534
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	455,286

			1,128,820

	Commercial Banks—1.1%
14	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (i)	Ba1/BB	2,145,000
3	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (i)	Ba1/A-	2,662,200

			4,807,200

	Commercial Services & Supplies—1.3%
53	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	2,137,740
102	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	3,444,881

			5,582,621

	Consumer Finance—0.5%
3	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	2,041,071

	Diversified Financial Services—3.5%
20	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	997,688
	Bank of America Corp.,
4	7.25%, 1/30/13, Ser. L (i)	Ba3/BB	4,148,908
31	10.00%, 2/24/11, SLB (Schlumberger Ltd.) (h)	A2/A	2,079,432
19	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	2,504,580
	Credit Suisse Securities USA LLC (h),
70	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	Aa2/A	1,576,092
51	10.00%, 9/9/10 (Merck & Co., Inc.)	Aa2/A	1,615,675
113	JP Morgan Chase & Co., 10.00%, 1/20/11 (Symantec Corp.) (h)	Aa3/A+	1,901,225

			14,823,600

	Electric Utilities—0.2%
18	FPL Group, Inc., 8.375%, 6/1/12	NR/NR	961,400

	Food Products—1.3%
58	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	2,284,920
39	Bunge Ltd., 4.875%, 12/1/11 (i)	Ba1/BB	3,289,852

			5,574,772

	Household Durables—0.9%
41	Newell Financial Trust I, 5.25%, 12/1/27 (i)	WR/BB	1,582,600
2	Stanley Works, 5.125%, 5/17/12, FRN	Baa1/BBB+	2,166,150

			3,748,750

	Insurance—1.3%
148	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,457,800
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	2,452,725
53	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	1,410,206

			5,320,731

	Multi-Utilities—1.1%
102	AES Trust III, 6.75%, 10/15/29	B3/B	4,651,230

	Oil, Gas & Consumable Fuels—1.1%
20	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(f)(i)	NR/NR	2,197,475
27	Chesapeake Energy Corp., 5.00%, 11/15/10 (i)	NR/B	2,345,262

			4,542,737

	Pharmaceuticals—1.1%
8	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	2,066,534
2	Mylan, Inc., 6.50%, 11/15/10	NR/B	2,560,300

			4,626,834

	Real Estate Investment Trust—1.5%
91	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (i)	NR/NR	2,093,265
207	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (b)	Caa3/C	4,094,175

			6,187,440

	Total Convertible Preferred Stock (cost-$85,649,076)		65,825,334

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2010 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 8.4%
	Auto Components—0.5%
$1,425	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	$2,039,531

	Commercial Services & Supplies—1.1%
4,800	Bowne & Co., Inc., 6.00%, 10/1/33 (d)	B3/CCC+	4,758,000

	Electrical Equipment—1.4%
1,880	EnerSys, 3.375%, 6/1/38 (d)	B2/BB	1,800,100
4,605	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	4,035,131

			5,835,231

	Electronic Equipment, Instruments & Components—0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	1,350,019

	Energy Equipment & Services—0.3%
1,625	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (d)	NR/BB-	1,432,113

	Internet Software & Services—0.5%
2,300	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	2,179,250

	IT Services—0.6%
2,110	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,331,550

	Media—0.8%
1,365	Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	1,511,738
1,600	Regal Entertainment Group, 6.25%, 3/15/11 (e)(f)	NR/NR	1,658,000

			3,169,738

	Pharmaceuticals—0.5%
1,675	Biovail Corp., 5.375%, 8/1/14 (e)(f)	NR/NR	2,173,312

	Real Estate Investment Trust—1.1%
2,000	Boston Properties LP, 3.75%, 5/15/36	NR/A-	2,155,000
2,100	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	2,289,000

			4,444,000

	Semiconductors & Semiconductor Equipment—0.4%
1,950	Micron Technology, Inc., 1.875%, 6/1/14	NR/B	1,813,500

	Software—0.9%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	1,599,500
2,100	Rovi Corp., 2.625%, 2/15/40 (e)(f)	NR/NR	2,191,875

			3,791,375

	Total Convertible Bonds & Notes (cost-$35,643,754)		35,317,619

CORPORATE BONDS & NOTES — 2.2%
	Independent Power Producer—0.8%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B-	3,493,700

	Paper & Forest Products—0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB-	1,005,000

	Wireless Telecommunication Services—1.2%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	4,795,500

	Total Corporate Bonds & Notes (cost-$9,597,856)		9,294,200

SHORT-TERM INVESTMENTS — 1.5%
	Time Deposit—1.5%
6,316	Citibank-London, 0.03%, 5/3/10 (cost-$6,316,233)		6,316,233

	Total Investments, before call options written (cost-$519,687,624)—99.7%		418,955,294

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2010 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (b) — (0.0)%
	AGCO Corp.,
270	strike price $40, expires 5/21/10	$ (2,700)
	Apple, Inc.,
210	strike price $290, expires 5/21/10	(20,790)
	Cisco Systems, Inc.,
2,000	strike price $28, expires 5/21/10	(72,000)
	EMC Corp.,
2,650	strike price $20, expires 5/21/10	(31,800)
	Ford Motor Co.,
3,480	strike price $15, expires 5/21/10	(24,360)
	Intel Corp.,
2,395	strike price $24, expires 5/21/10	(31,135)
	International Business Machines Corp.,
400	strike price $135, expires 5/21/10	(10,000)
	Intuitive Surgical, Inc.,
145	strike price $410, expires 5/21/10	(7,975)
	Joy Global, Inc.,
180	strike price $65, expires 5/21/10	(7,380)
	McDonald’s Corp.,
795	strike price $72.50, expires 5/21/10	(26,235)
	Microsoft Corp.,
1,735	strike price $32, expires 5/21/10	(17,350)
	Oracle Corp.,
2,135	strike price $27, expires 5/21/10	(21,350)
	Peabody Energy Corp.,
170	strike price $50, expires 5/21/10	(10,710)
	Textron, Inc.,
940	strike price $25, expires 5/21/10	(28,200)

	Total Call Options Written (premiums received-$926,422)	(311,985)

	Total Investments, net of call options written (cost-$518,761,202)—99.7%	418,643,309

	Other assets less other liabilities—0.3%	1,433,271

	Net Assets—100.0%	$420,076,580

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2010 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	In default.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $8,220,662, representing 1.96% of net assets.
(f)

144A security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Fair-valued—Securities with an aggregate value of $1,128,820 representing 0.27% of net assets.
(h)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(i)	Perpetual maturity: Maturity date shown is the first call date.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.
NR — Not Rated
WR — Withdrawn Rating

Other Investments:
Transactions in call options written for the three months ended April 30, 2010

	Contracts	Premiums

Options outstanding, January 31, 2010	17,065	$878,695
Options written	58,870	2,317,165
Options terminated in closing purchase transactions	(25,295)	(936,471)
Options expired	(33,135)	(1,332,967)

Options outstanding, April 30, 2010	17,505	$926,422

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2010 (unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 —	quoted prices in active markets for identical investments that the Fund have the ability to access
• Level 2 —	valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
• Level 3 —	valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2010 in valuing the Fund’s assets and liabilities were:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 4/30/2010

Investments in Securities - Assets
Common Stock	$302,201,908	—	—	$302,201,908
Convertible Preferred Stock:
Banks	—	$1,529,840	—	1,529,840
Capital Markets	—	—	$1,128,820	1,128,820
Commercial Services & Supplies	3,444,881	2,137,740	—	5,582,621
Diversified Financial Services	7,651,175	7,172,425	—	14,823,600
All Other	42,760,453	—	—	42,760,453
Convertible Bonds & Notes	—	35,317,619	—	35,317,619
Corporate Bonds & Notes	—	9,294,200	—	9,294,200
Short-Term Investments	—	6,316,233	—	6,316,233

Total Investments in Securities - Assets	$356,058,417	$61,768,057	$1,128,820	$418,955,294

Investments in Securities - Liabilities
Call Options Written, at Value:
Market price	$ (311,985)	—	—	$ (311,985)

Total Investments	$355,746,432	$61,768,057	$1,128,820	$418,643,309

There were no significant transfers into and out of Levels 1 and 2 during the three months ended April 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2010, were as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Total Change in Unrealized Appreciation/ Depreciation	Ending Balance 4/30/10

Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$1,128,820	—	—	$1,128,820

There was no change in unrealized appreciation/depreciation of investments which the Fund held at April 30, 2010.

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2010